Stockholders' Deficit (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 13, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 19, 2024	Dec. 15, 2023	Jan. 19, 2022	Oct. 25, 2021
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock outstanding
Preferred stock issued
Common stock voting			one
Temporary equity, shares issued		541,269	541,269
Overallotment option shares forfeited	3,750
Company’s issued and outstanding common stock			20.00%	20.00%
Founder shares of conversion basis			Each Unit consists of one share of the Company’s Series A common stock and one-half of one redeemable warrant (“Public Warrant”).
Private Placement Warrants		61,009		15,000,000
Number of business days		20 days
Effective business days		60 days	60 days
Percentage of market value and newly issued price		115.00%
Temporary equity, shares outstanding		541,269	541,269
Shares subject to forfeiture			978,500
Consummation of a Business Combination			30 days
Effective issue price (in Dollars per share)			$ 9.2		$ 11.29
Total equity proceeds			60.00%
Market value per share (in Dollars per share)			$ 9.2
Warrants adjusted			18.00%
Warrants assignable or salable			30 days
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Private Placement Warrants		15,000,000	15,000,000
Price per warrant (in Dollars per share)		$ 0.01	$ 0.01
Prior written notice			30 days
Warrant [Member]
Stockholders’ Deficit [Line Items]
Private Placement Warrants		61,009
Percentage of market value and newly issued price		180.00%
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Private Placement Warrants		13,850,000	13,850,000	13,850,000
Previously Reported [Member]
Stockholders’ Deficit [Line Items]
Temporary equity, shares issued			667,391	30,000,000
Temporary equity, shares outstanding			667,391	30,000,000
Founder Shares [Member]
Stockholders’ Deficit [Line Items]
Common stock shares outstanding	7,503,750
Stock split	On January 13, 2022, the Company effectuated a 1.044-for-1 stock split, resulting in an aggregate of 7,503,750 Founder Shares outstanding (see Note 7).
Business Combination [Member]
Stockholders’ Deficit [Line Items]
Number of exercise price of warrants (in Dollars per share)		$ 9.2
Series A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock authorized		100,000,000	100,000,000	100,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting		one vote
Common stock share issued		7,499,999	7,499,999
Common stock shares outstanding		7,499,999	7,499,999
Shares outstanding subject to possible redemption		667,391	667,391
Common stock equals or exceeds (in Dollars per share)		$ 12				$ 10.68
Number of redemption trigger price (in Dollars per share)		18
Effective issue price (in Dollars per share)							$ 10
Series A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Sale of price per share (in Dollars per share)		$ 18
Trading days		20 days	20 days
Number of trading day period		30 days
Common stock equals or exceeds (in Dollars per share)		$ 9.2	$ 18
Number of exercise price of warrants (in Dollars per share)			$ 11.5
Warrants adjusted			180.00%
Series A Common Stock [Member] | Business Combination [Member]
Stockholders’ Deficit [Line Items]
Percentage of total equity proceeds and interest		60.00%
Series B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock authorized		10,000,000	10,000,000	10,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting		one vote
Common stock share issued		1	1	7,500,000
Common stock shares outstanding		1	1	7,500,000
Company’s issued and outstanding common stock				20.00%
Stock split	1.044-for-1
Series B Common Stock [Member] | Founder Shares [Member]
Stockholders’ Deficit [Line Items]
Common stock equals or exceeds (in Dollars per share)								$ 0.0001
Series A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock share issued		1
Sale of price per share (in Dollars per share)		$ 11.36
Trading days			20 days
Effective issue price (in Dollars per share)		$ 11.36
From The Completion Of Initial Public Offer [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Consummation of a Business Combination			30 days
Adjusted Exercise Price One [Member] | Series A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants adjusted			115.00%
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Overallotment option shares forfeited		3,750
Effective issue price (in Dollars per share)		$ 10	$ 10
Over-Allotment Option [Member] | Series B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Overallotment option shares forfeited	3,750	3,750		978,500
Founder Shares [Member]
Stockholders’ Deficit [Line Items]
Common stock shares outstanding	7,503,750
Company’s issued and outstanding common stock		20.00%
Founder shares of conversion basis		one-for-one
Founder Shares [Member] | Series B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock equals or exceeds (in Dollars per share)								$ 0.0001
IPO [Member]
Stockholders’ Deficit [Line Items]
Consummation of a Business Combination			12 months
IPO [Member] | Series A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Effective issue price (in Dollars per share)							$ 10